UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02589

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2022

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance
Tax-Managed Growth Fund 1.0
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2022
Eaton Vance
Tax-Managed Growth Fund 1.0

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Performance

Portfolio Manager(s) Yana S. Barton, CFA and Kenneth D. Zinner, CFA
% Average Annual Total Returns[1,2]	Fund Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	03/29/1966	03/29/1966	(22.24)%	(15.37)%	10.72%	12.33%

S&P 500® Index	—	—	(19.96)%	(10.62)%	11.30%	12.95%
% After-Tax Returns	Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions	03/29/1966	03/29/1966	(15.50)%	10.48%	12.02%
After Taxes on Distributions and Sale of Fund Shares	—	—	(8.93)	8.85	10.55
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Fund Profile

Sector Allocation (% of net assets)*
Top 10 Holdings (% of net assets)*
Apple, Inc.	6.6%
Microsoft Corp.	4.3
Amazon.com, Inc.	3.1
Alphabet, Inc., Class C	3.0
Alphabet, Inc., Class A	2.3
Eli Lilly & Co.	2.3
Berkshire Hathaway, Inc., Class B	1.8
UnitedHealth Group, Inc.	1.7
JPMorgan Chase & Co.	1.6
Johnson & Johnson	1.6
Total	28.3%

Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
*	Excludes cash and cash equivalents.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
Fund profile subject to change due to active management.
Important Notice to Shareholders
The Fund typically meets redemptions of Fund shares by distributing portfolio securities equal in value to the Fund shares being redeemed. The selection of each security to be distributed in a redemption is in the sole discretion of the Fund’s investment adviser. Settlement of redemptions ordinarily will occur within five business days of the processing of a redemption, provided that all requested delivery information has been provided by the redeeming shareholder. Redeeming shareholders will be exposed to the risk of fluctuations in the value of the securities distributed by the Fund upon redemptions until the securities are received and/or sold by the shareholder. If portfolio securities distributed to meet a redemption are sold by the redeeming shareholder, the shareholder will incur brokerage commissions or other transaction costs. Shareholders should consult with their financial intermediary in connection with a redemption request. Questions concerning redemptions may be directed to Eaton Vance Investor Services at 1-866-910-2425.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
	$1,000.00	$ 777.60	$1.98	0.45%

Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,022.56	$2.26	0.45%
*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Investment in Tax-Managed Growth Portfolio, at value (identified cost $196,236,717)	$ 1,095,184,416
Total assets	$1,095,184,416
Liabilities
Payable for Fund shares redeemed	$ 374,385
Payable to affiliates:
Trustees' fees	125
Accrued expenses	76,530
Total liabilities	$ 451,040
Net Assets	$1,094,733,376
Sources of Net Assets
Paid-in capital	$ 25,180,681
Distributable earnings	1,069,552,695
Net Assets	$1,094,733,376
Net Asset Value and Redemption Price Per Share
($1,094,733,376 ÷ 676,543 shares of beneficial interest outstanding)	$ 1,618.13

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $71,970)	$ 8,078,098
Expenses allocated from Portfolio	(2,670,939)
Total investment income from Portfolio	$ 5,407,159
Expenses
Trustees’ fees and expenses	$ 250
Custodian fee	32,187
Transfer and dividend disbursing agent fees	50,047
Professional fees	19,464
Printing and postage	3,393
Miscellaneous	7,782
Total expenses	$ 113,123
Net investment income	$ 5,294,036
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions(1)	$ 14,324,796
Foreign currency transactions	(170)
Net realized gain	$ 14,324,626
Change in unrealized appreciation (depreciation):
Investments	$ (335,968,305)
Foreign currency	(8,346)
Net change in unrealized appreciation (depreciation)	$(335,976,651)
Net realized and unrealized loss	$(321,652,025)
Net decrease in net assets from operations	$(316,357,989)
(1)	Includes $17,611,341 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,294,036	$ 8,995,090
Net realized gain	14,324,626	27,647,799
Net change in unrealized appreciation (depreciation)	(335,976,651)	256,428,753
Net increase (decrease) in net assets from operations	$ (316,357,989)	$ 293,071,642
Distributions to shareholders	$ (5,285,214)	$ (9,096,319)
Net decrease in net assets from Fund share transactions	$ (21,637,045)	$ (42,648,813)
Net increase (decrease) in net assets	$ (343,280,248)	$ 241,326,510
Net Assets
At beginning of period	$ 1,438,013,624	$ 1,196,687,114
At end of period	$1,094,733,376	$1,438,013,624

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Financial Highlights

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 2,090.220	$ 1,683.170	$ 1,378.390	$ 1,075.910	$ 1,146.130	$ 946.160
Income (Loss) From Operations
Net investment income(1)	$ 7.780	$ 12.915	$ 14.813	$ 15.815	$ 14.556	$ 13.613
Net realized and unrealized gain (loss)	(472.070)	407.235	304.817	302.465	(70.176)	200.107
Total income (loss) from operations	$ (464.290)	$ 420.150	$ 319.630	$ 318.280	$ (55.620)	$ 213.720
Less Distributions
From net investment income	$ (7.800)	$ (13.100)	$ (14.850)	$ (15.800)	$ (14.180)	$ (13.750)
Tax return of capital	—	—	—	—	(0.420)	—
Total distributions	$ (7.800)	$ (13.100)	$ (14.850)	$ (15.800)	$ (14.600)	$ (13.750)
Net asset value — End of period	$1,618.130	$2,090.220	$1,683.170	$1,378.390	$1,075.910	$1,146.130
Total Return(2)	(22.24)% (3)	25.04%	23.49%	29.83%	(5.04)%	22.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,094,733	$ 1,438,014	$ 1,196,687	$ 1,033,733	$ 861,445	$ 983,065
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.45% (5)(6)	0.45%	0.46%	0.47%	0.48%	0.48%
Net investment income	0.85% (6)	0.68%	1.06%	1.27%	1.23%	1.31%
Portfolio Turnover of the Portfolio(7)	1% (3)	1%	1%	1%	1%	0% (8)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 4%, 6%, 6%, 6% and 5% for the six months ended June 30, 2022 and years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(8)	Amount is less than 0.5%.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) is a diversified series of the Eaton Vance Series Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (3.7% at June 30, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation— Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

At December 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $2,708,584 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2021, $2,708,584 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion but less than $30 billion	0.3800%
$30 billion but less than $35 billion	0.3700%
$35 billion but less than $45 billion	0.3650%
$45 billion and over	0.3600%
Pursuant to an amendment to the investment advisory agreement effective July 1, 2022, EVM contractually agreed to reduce its investment adviser fee rate of the average daily net asset of $30 billion and over to the rates as stated above. For the six months ended June 30, 2022, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator to the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2022, EVM earned $19,644 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Investment Transactions
For the six months ended June 30, 2022, increases and decreases in the Fund's investment in the Portfolio aggregated $5,967 and $26,676,348, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind with a value of $22,733,237.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Issued to shareholders electing to receive payments of distributions in Fund shares	773	$ 1,347,314	1,260	$ 2,394,884
Redemptions	(12,201)	(22,984,359)	(24,262)	(45,043,697)
Net decrease	(11,428)	$(21,637,045)	(23,002)	$(42,648,813)

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.4%
Security	Shares	Value
Aerospace & Defense — 1.3%
Boeing Co. (The)(1)	882,797	$ 120,696,006
General Dynamics Corp.	117,303	25,953,289
Hexcel Corp.	107,007	5,597,536
Howmet Aerospace, Inc.	4	126
Huntington Ingalls Industries, Inc.	2,300	500,986
L3Harris Technologies, Inc.	8,540	2,064,118
Lockheed Martin Corp.	140,936	60,596,842
Northrop Grumman Corp.	75,863	36,305,756
Raytheon Technologies Corp.	1,478,141	142,064,131
Textron, Inc.	9,462	577,844
TransDigm Group, Inc.(1)	3,386	1,817,165
		$ 396,173,799
Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	221,622	$ 22,465,822
Expeditors International of Washington, Inc.	22,997	2,241,288
FedEx Corp.	359,477	81,497,031
GXO Logistics, Inc.(1)	97,791	4,231,416
United Parcel Service, Inc., Class B	1,344,506	245,426,125
		$ 355,861,682
Airlines — 0.0%(2)
American Airlines Group, Inc.(1)	61,732	$ 782,762
Delta Air Lines, Inc.(1)	61,964	1,795,097
Southwest Airlines Co.(1)	28,371	1,024,760
		$ 3,602,619
Auto Components — 0.5%
Adient PLC(1)	1,760	$ 52,149
Aptiv PLC(1)	1,022,078	91,036,488
BorgWarner, Inc.	800	26,696
Dorman Products, Inc.(1)	20,730	2,274,288
Fox Factory Holding Corp.(1)	800	64,432
Garrett Motion, Inc.(1)	6,726	51,992
Gentex Corp.	1,443,192	40,366,080
		$ 133,872,125
Automobiles — 0.5%
Ford Motor Co.	1,219,179	$ 13,569,462
General Motors Co.(1)	96,097	3,052,041
Harley-Davidson, Inc.	800	25,328
Mercedes-Benz Group AG	18,000	1,048,500
Security	Shares	Value
Automobiles (continued)
Tesla, Inc.(1)	181,741	$ 122,388,024
Toyota Motor Corp. ADR	5,100	786,267
		$ 140,869,622
Banks — 3.8%
Bank of America Corp.	4,580,104	$ 142,578,638
Bank of Hawaii Corp.	557	41,441
Bank of Montreal	4	385
Citigroup, Inc.	943,639	43,397,958
Commerce Bancshares, Inc.	79,477	5,217,665
CVB Financial Corp.	608,432	15,095,198
Fifth Third Bancorp	1,779,061	59,776,450
First Citizens BancShares, Inc., Class A	92	60,148
First Republic Bank	2,010	289,842
Glacier Bancorp, Inc.	40,000	1,896,800
HSBC Holdings PLC	220,592	1,443,240
HSBC Holdings PLC ADR	424	13,852
Huntington Bancshares, Inc.	144,510	1,738,455
ING Groep NV ADR	125	1,240
JPMorgan Chase & Co.	4,278,108	481,757,742
KeyCorp	72,748	1,253,448
Live Oak Bancshares, Inc.	15,000	508,350
M&T Bank Corp.	122,870	19,584,249
Pinnacle Financial Partners, Inc.	34,686	2,508,145
PNC Financial Services Group, Inc. (The)	128,442	20,264,294
Regions Financial Corp.	762,628	14,299,275
Signature Bank	3,359	601,966
Societe Generale S.A.	405,793	8,971,959
SVB Financial Group(1)	31,685	12,515,258
Synovus Financial Corp.	37	1,334
Toronto-Dominion Bank (The)	569	37,315
Truist Financial Corp.	1,744,481	82,740,734
U.S. Bancorp	1,120,019	51,543,274
Webster Financial Corp.	83,390	3,514,888
Wells Fargo & Co.	3,756,768	147,152,603
Western Alliance Bancorp	23,987	1,693,482
Zions Bancorp N.A.	53,870	2,741,983
		$ 1,123,241,611
Beverages — 2.3%
Anheuser-Busch InBev SA/NV ADR	75,379	$ 4,066,697
Boston Beer Co., Inc. (The), Class A(1)	4,730	1,433,048
Brown-Forman Corp., Class A	17,399	1,176,868
Brown-Forman Corp., Class B	420,049	29,470,638
Coca-Cola Co. (The)	3,972,834	249,930,987
Constellation Brands, Inc., Class A	118,245	27,558,180

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Beverages (continued)
Diageo PLC ADR	9,771	$ 1,701,327
Keurig Dr Pepper, Inc.	21,979	777,837
Molson Coors Beverage Co., Class B	55,737	3,038,224
Monster Beverage Corp.(1)	176,096	16,324,099
PepsiCo, Inc.	2,133,943	355,642,940
		$ 691,120,845
Biotechnology — 2.5%
2seventy bio, Inc.(1)	166	$ 2,191
AbbVie, Inc.	1,241,411	190,134,509
Agios Pharmaceuticals, Inc.(1)	74,972	1,662,129
Alkermes PLC(1)	5,000	148,950
Alnylam Pharmaceuticals, Inc.(1)	9,409	1,372,303
Amgen, Inc.	703,569	171,178,338
argenx SE ADR(1)	308,910	117,039,821
Biogen, Inc.(1)	30,942	6,310,311
Bluebird Bio, Inc.(1)	500	2,070
Exact Sciences Corp.(1)	71,318	2,809,216
Gilead Sciences, Inc.	1,138,818	70,390,341
Incyte Corp.(1)	103,220	7,841,623
Moderna, Inc.(1)	343,592	49,082,117
Natera, Inc.(1)	14,283	506,189
Neurocrine Biosciences, Inc.(1)	219,845	21,430,491
Regeneron Pharmaceuticals, Inc.(1)	34,422	20,347,877
Seagen, Inc.(1)	5,662	1,001,834
Vertex Pharmaceuticals, Inc.(1)	348,982	98,339,638
		$ 759,599,948
Building Products — 0.5%
A.O. Smith Corp.	32,488	$ 1,776,444
Allegion PLC	123	12,042
Carlisle Cos., Inc.	71,809	17,134,345
Carrier Global Corp.	250,872	8,946,095
Fortune Brands Home & Security, Inc.	17,806	1,066,223
Johnson Controls International PLC	355,411	17,017,079
Lennox International, Inc.	381,979	78,913,042
Masco Corp.	38,836	1,965,102
Resideo Technologies, Inc.(1)	11,209	217,679
Trane Technologies PLC	63,367	8,229,472
Trex Co., Inc.(1)	3,070	167,069
		$ 135,444,592
Capital Markets — 4.3%
Affiliated Managers Group, Inc.	58,916	$ 6,869,606
Ameriprise Financial, Inc.	93,679	22,265,625
Ares Management Corp., Class A	44,772	2,545,736
Security	Shares	Value
Capital Markets (continued)
Bank of New York Mellon Corp. (The)	676,857	$ 28,231,705
BlackRock, Inc.	49,012	29,850,269
Blackstone, Inc.	342,444	31,241,166
Brookfield Asset Management, Inc., Class A	272,575	12,121,410
Carlyle Group, Inc. (The)	457,373	14,480,429
Cboe Global Markets, Inc.	194,492	22,014,549
Charles Schwab Corp. (The)	3,316,507	209,536,912
CME Group, Inc.	247,535	50,670,415
FactSet Research Systems, Inc.	97,345	37,435,967
Federated Hermes, Inc., Class B	66,210	2,104,816
Franklin Resources, Inc.	211,191	4,922,862
Goldman Sachs Group, Inc. (The)	1,107,983	329,093,111
Intercontinental Exchange, Inc.	154,759	14,553,536
Invesco, Ltd.	11,064	178,462
LPL Financial Holdings, Inc.	160,206	29,554,803
Moody's Corp.	270,102	73,459,641
Morgan Stanley(3)	1,614,712	122,814,995
Morningstar, Inc.	4,694	1,135,150
MSCI, Inc.	10,000	4,121,500
Nasdaq, Inc.	79,247	12,088,337
Northern Trust Corp.	383,848	37,033,655
Raymond James Financial, Inc.	110,958	9,920,755
S&P Global, Inc.	313,058	105,519,330
SEI Investments Co.	159,600	8,621,592
State Street Corp.	211,989	13,069,122
Stifel Financial Corp.	120,010	6,722,960
T. Rowe Price Group, Inc.	381,586	43,351,985
UBS Group AG(1)	9	146
		$ 1,285,530,547
Chemicals — 1.1%
AdvanSix, Inc.	968	$ 32,370
Air Products and Chemicals, Inc.	25,995	6,251,277
Albemarle Corp.	100,158	20,931,019
Balchem Corp.	24,992	3,242,462
Cabot Corp.	16,510	1,053,173
Celanese Corp.	23,540	2,768,539
Chemours Co. (The)	147	4,707
Corteva, Inc.	240,471	13,019,100
Dow, Inc.	75,898	3,917,096
DuPont de Nemours, Inc.	497,084	27,627,929
Eastman Chemical Co.	1,062	95,336
Ecolab, Inc.	690,911	106,234,475
FMC Corp.	817	87,427
International Flavors & Fragrances, Inc.	5,000	595,600
Linde PLC	169,925	48,858,535

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	4,274	$ 373,804
NewMarket Corp.	3,923	1,180,666
Nutrien, Ltd.	10,927	870,773
PPG Industries, Inc.	415,052	47,457,046
RPM International, Inc.	3,433	270,246
Scotts Miracle-Gro Co. (The)	136	10,743
Sherwin-Williams Co. (The)	193,094	43,235,677
Westlake Corp.	1,000	98,020
		$ 328,216,020
Commercial Services & Supplies — 0.3%
Brady Corp., Class A	258	$ 12,188
Cintas Corp.	618	230,841
Copart, Inc.(1)	4,771	518,417
HNI Corp.	108,151	3,751,758
IAA, Inc.(1)	310	10,159
Republic Services, Inc.	4,227	553,187
Rollins, Inc.	60,814	2,123,625
Stericycle, Inc.(1)	8,000	350,800
Waste Connections, Inc.	115,655	14,336,594
Waste Management, Inc.	499,218	76,370,370
		$ 98,257,939
Communications Equipment — 1.8%
Arista Networks, Inc.(1)	4,031,876	$ 377,948,056
Cisco Systems, Inc.	3,602,531	153,611,922
Juniper Networks, Inc.	285,300	8,131,050
Motorola Solutions, Inc.	55,714	11,677,655
Nokia Oyj ADR	192	885
		$ 551,369,568
Construction & Engineering — 0.0%(2)
Comfort Systems USA, Inc.(4)	17,894	$ 1,487,142
Fluor Corp.(1)	3,250	79,105
MasTec, Inc.(1)	1,500	107,490
Quanta Services, Inc.	2,649	332,026
		$ 2,005,763
Construction Materials — 0.0%(2)
Vulcan Materials Co.	64,614	$ 9,181,649
		$ 9,181,649
Consumer Finance — 0.8%
American Express Co.	925,099	$ 128,237,224
Capital One Financial Corp.	70,766	7,373,110
Discover Financial Services	981,166	92,798,680
Security	Shares	Value
Consumer Finance (continued)
LendingClub Corp.(1)	15,938	$ 186,315
Synchrony Financial	78,799	2,176,428
		$ 230,771,757
Containers & Packaging — 0.1%
Amcor PLC	940,774	$ 11,693,821
AptarGroup, Inc.	65,000	6,708,650
Avery Dennison Corp.	5,508	891,580
Ball Corp.	63,819	4,388,833
Crown Holdings, Inc.	13,787	1,270,748
International Paper Co.	36,077	1,509,101
Packaging Corp. of America	13,103	1,801,662
Sealed Air Corp.	27,104	1,564,443
Sonoco Products Co.	2,297	131,021
WestRock Co.	22,073	879,388
		$ 30,839,247
Distributors — 0.0%(2)
Genuine Parts Co.	22,932	$ 3,049,956
LKQ Corp.	81,118	3,982,083
Pool Corp.	10,691	3,755,000
		$ 10,787,039
Diversified Consumer Services — 0.0%(2)
Bright Horizons Family Solutions, Inc.(1)	6,150	$ 519,798
H&R Block, Inc.	18,127	640,245
Service Corp. International	16,140	1,115,597
		$ 2,275,640
Diversified Financial Services — 2.6%
Apollo Global Management, Inc.	40,164	$ 1,947,151
Berkshire Hathaway, Inc., Class A(1)	605	247,414,750
Berkshire Hathaway, Inc., Class B(1)	1,981,546	541,001,689
		$ 790,363,590
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	1,208,047	$ 25,320,665
Liberty Latin America, Ltd., Class A(1)	1,546	12,059
Liberty Latin America, Ltd., Class C(1)	4,825	37,587
Lumen Technologies, Inc.	4,871	53,142
Verizon Communications, Inc.	941,701	47,791,326
		$ 73,214,779
Electric Utilities — 0.9%
ALLETE, Inc.	16,987	$ 998,496
American Electric Power Co., Inc.	236,565	22,696,046

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Constellation Energy Corp.	10,429	$ 597,164
Duke Energy Corp.	866,908	92,941,207
Edison International	507,313	32,082,474
Entergy Corp.	2,640	297,370
Exelon Corp.	31,911	1,446,206
IDACORP, Inc.	140	14,829
NextEra Energy, Inc.	1,263,459	97,867,534
NRG Energy, Inc.	3,136	119,701
Portland General Electric Co.	20,000	966,600
PPL Corp.	2,700	73,251
Southern Co. (The)	78,747	5,615,449
Xcel Energy, Inc.	265,196	18,765,269
		$ 274,481,596
Electrical Equipment — 0.8%
Acuity Brands, Inc.	9,321	$ 1,435,807
AMETEK, Inc.	55,707	6,121,642
Eaton Corp. PLC	90,983	11,462,948
Emerson Electric Co.	2,075,510	165,086,066
Generac Holdings, Inc.(1)	46,116	9,711,107
Hubbell, Inc.	62,461	11,154,285
nVent Electric PLC	4	125
Rockwell Automation, Inc.	139,557	27,815,106
		$ 232,787,086
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	24,679	$ 1,588,834
Badger Meter, Inc.	4,500	364,005
CDW Corp.	144,442	22,758,282
Corning, Inc.	1,489,441	46,932,286
IPG Photonics Corp.(1)	17,003	1,600,493
Keysight Technologies, Inc.(1)	12,706	1,751,522
Knowles Corp.(1)	1	17
Littelfuse, Inc.	91,856	23,335,098
TE Connectivity, Ltd.	63,879	7,227,909
Teledyne Technologies, Inc.(1)	145	54,391
Trimble, Inc.(1)	15,062	877,059
Trimble, Inc.(1)(4)	183,372	10,677,753
Vontier Corp.	3,985	91,615
Zebra Technologies Corp., Class A(1)	51,239	15,061,704
		$ 132,320,968
Energy Equipment & Services — 0.2%
ChampionX Corp.	10,853	$ 215,432
Core Laboratories NV	16,652	329,876
Expro Group Holdings N.V.(1)	250,000	2,880,000
Security	Shares	Value
Energy Equipment & Services (continued)
Halliburton Co.	697,982	$ 21,888,716
NOV, Inc.	5,400	91,314
Schlumberger NV	855,207	30,582,202
Transocean, Ltd.(1)	3,548	11,815
		$ 55,999,355
Entertainment — 1.5%
Activision Blizzard, Inc.	158,823	$ 12,365,959
Electronic Arts, Inc.	150,119	18,261,976
Liberty Braves Group, Series A(1)	1,236	31,085
Liberty Braves Group, Series C(1)	2,473	59,352
Live Nation Entertainment, Inc.(1)	20,744	1,713,040
NetEase, Inc. ADR	510	47,614
Netflix, Inc.(1)	233,951	40,911,011
ROBLOX Corp., Class A(1)	905,777	29,763,832
Roku, Inc., Class A(1)	26,288	2,159,296
Spotify Technology S.A.(1)	92,198	8,650,938
Take-Two Interactive Software, Inc.(1)	7,839	960,513
Walt Disney Co. (The)(1)	3,420,691	322,913,231
Warner Bros. Discovery, Inc.(1)	644,305	8,646,573
		$ 446,484,420
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Homes 4 Rent, Class A	166,000	$ 5,883,040
American Tower Corp.	62,496	15,973,353
American Tower Corp.(4)	33,660	8,603,159
AvalonBay Communities, Inc.	7,000	1,359,750
Boston Properties, Inc.	60	5,339
Brixmor Property Group, Inc.	45,000	909,450
Broadstone Net Lease, Inc.	19,453	398,981
Crown Castle International Corp.	1,109	186,733
Digital Realty Trust, Inc.	75	9,737
EastGroup Properties, Inc.	618,809	95,500,793
Equinix, Inc.	990	650,450
Extra Space Storage, Inc.	1,800	306,216
Federal Realty Investment Trust	1,300	124,462
Host Hotels & Resorts, Inc.	528,986	8,294,500
Mid-America Apartment Communities, Inc.	457	79,824
National Storage Affiliates Trust(4)	170,000	8,509,772
ProLogis, Inc.	40,687	4,786,826
Public Storage	8,114	2,537,004
Realty Income Corp.	100,779	6,879,175
Regency Centers Corp.	405	24,021
SBA Communications Corp.	6,025	1,928,301
Simon Property Group, Inc.	8,192	777,585

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities, Inc.	86,445	$ 13,775,875
Ventas, Inc.	98,914	5,087,147
		$ 182,591,493
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	950,278	$ 455,449,240
Kroger Co. (The)	701,785	33,215,484
Sprouts Farmers Market, Inc.(1)	405,986	10,279,565
Sysco Corp.	644,935	54,632,444
Walgreens Boots Alliance, Inc.	431,882	16,368,328
Walmart, Inc.	63,807	7,757,655
		$ 577,702,716
Food Products — 1.4%
Archer-Daniels-Midland Co.	137,778	$ 10,691,573
Campbell Soup Co.	748,065	35,944,523
Conagra Brands, Inc.	699,690	23,957,385
Flowers Foods, Inc.	774,473	20,384,129
General Mills, Inc.	171,296	12,924,283
Hain Celestial Group, Inc. (The)(1)	17,240	409,278
Hershey Co. (The)	219,063	47,133,595
Hormel Foods Corp.	366,066	17,336,886
J&J Snack Foods Corp.	33,410	4,666,041
JM Smucker Co. (The)	19,721	2,524,485
Kellogg Co.	72,821	5,195,050
Kraft Heinz Co. (The)	189,576	7,230,429
Lamb Weston Holdings, Inc.	139,408	9,962,096
McCormick & Co., Inc., Non Voting Shares	168,759	14,049,187
Mondelez International, Inc., Class A	1,229,870	76,362,628
Nestle S.A.	1,118,348	130,704,326
Tyson Foods, Inc., Class A	50,810	4,372,709
Tyson Foods, Inc., Class A(4)	22,540	1,939,501
		$ 425,788,104
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	2,016,286	$ 219,069,474
ABIOMED, Inc.(1)	109,299	27,052,596
Alcon, Inc.	22,924	1,602,158
Align Technology, Inc.(1)	20,794	4,921,316
Avanos Medical, Inc.(1)	542	14,818
Baxter International, Inc.	39,731	2,551,922
Becton, Dickinson and Co.	155,907	38,435,753
Boston Scientific Corp.(1)	680,931	25,378,298
DENTSPLY SIRONA, Inc.	126,017	4,502,587
DexCom, Inc.(1)	690,468	51,460,580
Edwards Lifesciences Corp.(1)	474,798	45,148,542
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Embecta Corp.(1)	29,991	$ 759,372
IDEXX Laboratories, Inc.(1)	17,216	6,038,168
Inari Medical, Inc.(1)	488,894	33,239,903
Inari Medical, Inc.(1)(4)	22,222	1,510,874
Insulet Corp.(1)	10,198	2,222,552
Integra LifeSciences Holdings Corp.(1)	2,955,898	159,707,169
Intuitive Surgical, Inc.(1)	581,393	116,691,389
Medtronic PLC	547,253	49,115,957
Penumbra, Inc.(1)	105,243	13,104,858
ResMed, Inc.	32,670	6,848,612
Smith & Nephew PLC ADR	5,500	153,560
STERIS PLC	2,168	446,933
Stryker Corp.	343,734	68,379,005
Teleflex, Inc.	14,475	3,558,679
Zimmer Biomet Holdings, Inc.	151,840	15,952,310
Zimvie, Inc.(1)	15,283	244,681
		$ 898,112,066
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.(1)	32,000	$ 2,164,160
Cardinal Health, Inc.	29,103	1,521,214
Centene Corp.(1)	171,673	14,525,252
Cigna Corp.	48,359	12,743,564
Covetrus, Inc.(1)	5,595	116,096
CVS Health Corp.	1,964,045	181,988,410
DaVita, Inc.(1)	246,671	19,723,813
Elevance Health, Inc.	147,908	71,377,443
Ensign Group, Inc. (The)	51,487	3,782,750
Guardant Health, Inc.(1)	145,805	5,881,774
HCA Healthcare, Inc.	211,352	35,519,817
Henry Schein, Inc.(1)	26,348	2,021,945
Humana, Inc.	2,441	1,142,559
Laboratory Corp. of America Holdings	2,067	484,422
McKesson Corp.	150,389	49,058,396
Molina Healthcare, Inc.(1)	18,585	5,196,552
Oak Street Health, Inc.(1)	734,379	12,073,191
Progyny, Inc.(1)	15,525	451,001
Quest Diagnostics, Inc.	1,115	148,273
Tenet Healthcare Corp.(1)	32,363	1,700,999
UnitedHealth Group, Inc.	991,589	509,309,858
		$ 930,931,489
Health Care Technology — 0.0%(2)
Teladoc Health, Inc.(1)	93,070	$ 3,090,855
Veeva Systems, Inc., Class A(1)	33,508	6,635,924
		$ 9,726,779

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class A(1)	236,236	$ 21,043,903
Aramark	148,020	4,533,853
Booking Holdings, Inc.(1)	52,211	91,316,517
Carnival Corp.(1)	22,069	190,897
Chipotle Mexican Grill, Inc.(1)	120,458	157,469,925
Choice Hotels International, Inc.	49,631	5,540,309
Darden Restaurants, Inc.	77,690	8,788,293
Domino's Pizza, Inc.	3,071	1,196,799
Draftkings, Inc., Class A(1)	550	6,418
Expedia Group, Inc.(1)	94,689	8,979,358
Hilton Worldwide Holdings, Inc.	106,201	11,835,039
Hyatt Hotels Corp., Class A(1)	1,353,442	100,032,898
Marriott International, Inc., Class A	1,201,953	163,477,628
McDonald's Corp.	153,854	37,983,475
MGM Resorts International	892,202	25,829,248
Penn National Gaming, Inc.(1)	30,956	941,682
Royal Caribbean Cruises, Ltd.(1)	1,900	66,329
Starbucks Corp.	2,552,969	195,021,302
Texas Roadhouse, Inc.	417,127	30,533,696
Trip.com Group, Ltd. ADR(1)	5,200	142,740
Yum China Holdings, Inc.	364,213	17,664,330
Yum! Brands, Inc.	151,810	17,231,953
		$ 899,826,592
Household Durables — 0.2%
D.R. Horton, Inc.	43,075	$ 2,851,134
Helen of Troy, Ltd.(1)	645	104,754
Leggett & Platt, Inc.	94,579	3,270,542
Lennar Corp., Class A	48,693	3,436,265
Lennar Corp., Class B	21	1,233
Mohawk Industries, Inc.(1)	20,864	2,589,014
Newell Brands, Inc.	123,465	2,350,773
NVR, Inc.(1)	1,822	7,295,543
PulteGroup, Inc.	222,055	8,800,040
Tempur Sealy International, Inc.	680,430	14,540,789
Toll Brothers, Inc.	4,378	195,259
Whirlpool Corp.	1,646	254,916
		$ 45,690,262
Household Products — 1.9%
Church & Dwight Co., Inc.	217,268	$ 20,132,053
Clorox Co. (The)	20,683	2,915,889
Colgate-Palmolive Co.	2,828,025	226,637,923
Energizer Holdings, Inc.	10,496	297,562
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	108,792	$ 14,703,239
Procter & Gamble Co. (The)	2,194,958	315,613,011
		$ 580,299,677
Independent Power and Renewable Electricity Producers — 0.0%(2)
AES Corp. (The)	1,730	$ 36,347
		$ 36,347
Industrial Conglomerates — 0.7%
3M Co.	682,837	$ 88,365,936
General Electric Co.	711,030	45,271,280
Honeywell International, Inc.	405,133	70,416,167
		$ 204,053,383
Insurance — 1.7%
Aegon NV ADR	5	$ 22
Aflac, Inc.	921,532	50,988,366
Alleghany Corp.(1)	3,985	3,319,904
Allstate Corp. (The)	23,233	2,944,318
American International Group, Inc.	139,191	7,116,836
Aon PLC, Class A	177,916	47,980,387
Arch Capital Group, Ltd.(1)	286,437	13,030,019
Arthur J. Gallagher & Co.	540,259	88,083,827
Assurant, Inc.	19,372	3,348,450
Brighthouse Financial, Inc.(1)	936	38,395
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	1,615	71,997
Brown & Brown, Inc.	407	23,744
Chubb, Ltd.	61,692	12,127,413
Cincinnati Financial Corp.	112,860	13,428,083
Fidelity National Financial, Inc.	58,987	2,180,160
First American Financial Corp.	1,227	64,933
Globe Life, Inc.	176,316	17,185,521
Hartford Financial Services Group, Inc.	218,798	14,315,953
Lincoln National Corp.	73,007	3,414,537
Markel Corp.(1)	27,395	35,428,584
Marsh & McLennan Cos., Inc.	286,904	44,541,846
MetLife, Inc.	18,898	1,186,605
Old Republic International Corp.	57,300	1,281,228
Principal Financial Group, Inc.	47,636	3,181,608
Progressive Corp. (The)	983,264	114,324,105
Prudential Financial, Inc.	22,159	2,120,173
Reinsurance Group of America, Inc.	6,425	753,588
Ryan Specialty Holdings, Inc.(4)	28,103	1,100,751
Travelers Cos., Inc. (The)	146,239	24,733,402
Trisura Group, Ltd.(1)	496	12,814

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	43,875	$ 2,994,908
Willis Towers Watson PLC	70	13,817
		$ 511,336,294
Interactive Media & Services — 7.1%
Alphabet, Inc., Class A(1)	313,619	$ 683,457,342
Alphabet, Inc., Class C(1)	411,748	900,678,163
Baidu, Inc. ADR(1)	136,627	20,320,534
CarGurus, Inc.(1)	37,803	812,387
Cars.com, Inc.(1)	400	3,772
IAC/InterActiveCorp. (1)	13,536	1,028,330
Match Group, Inc.(1)	527,012	36,727,466
Meta Platforms, Inc., Class A(1)	2,647,489	426,907,601
Pinterest, Inc., Class A(1)	2,540,426	46,134,136
Snap, Inc., Class A(1)	629,323	8,263,011
Twitter, Inc.(1)	108,483	4,056,179
Vimeo, Inc.(1)	97,055	584,271
Yelp, Inc.(1)	149,508	4,151,837
ZipRecruiter, Inc., Class A(1)	332,657	4,929,977
		$ 2,138,055,006
Internet & Direct Marketing Retail — 3.3%
Alibaba Group Holding, Ltd. ADR(1)	334,679	$ 38,046,309
Altaba, Inc.(5)	114,070	581,757
Amazon.com, Inc.(1)	8,608,676	914,327,478
DoorDash, Inc., Class A(1)	133,033	8,536,727
eBay, Inc.	330,900	13,788,603
Etsy, Inc.(1)	10,937	800,698
Qurate Retail, Inc., Series A	99,802	286,432
Wayfair, Inc., Class A(1)	60,022	2,614,558
		$ 978,982,562
IT Services — 3.7%
Accenture PLC, Class A	1,056,535	$ 293,346,943
Affirm Holdings, Inc.(1)	379,636	6,856,226
Akamai Technologies, Inc.(1)	257,635	23,529,805
Amdocs, Ltd.	43,944	3,660,975
Automatic Data Processing, Inc.	310,374	65,190,955
Block, Inc., Class A(1)	434,159	26,683,412
Bread Financial Holdings, Inc.	686	25,423
Broadridge Financial Solutions, Inc.	108,827	15,513,289
CGI, Inc.(1)	200	15,932
Cognizant Technology Solutions Corp., Class A	55,060	3,715,999
Fidelity National Information Services, Inc.	22,757	2,086,134
Fiserv, Inc.(1)	871,834	77,567,071
Gartner, Inc.(1)	7,866	1,902,235
Security	Shares	Value
IT Services (continued)
Global Payments, Inc.	63,218	$ 6,994,439
International Business Machines Corp.	581,425	82,091,396
Jack Henry & Associates, Inc.	76,657	13,799,793
Kyndryl Holdings, Inc.(1)	95,570	934,675
Mastercard, Inc., Class A	217,765	68,700,502
Okta, Inc.(1)	319,829	28,912,542
Paychex, Inc.	45,650	5,198,165
PayPal Holdings, Inc.(1)	235,463	16,444,736
Sabre Corp.(1)	207,290	1,208,501
Shopify, Inc., Class A(1)	125,240	3,912,498
Snowflake, Inc., Class A(1)	125,608	17,467,048
Twilio, Inc., Class A(1)	555,411	46,548,996
VeriSign, Inc.(1)	5,954	996,283
Visa, Inc., Class A	1,458,956	287,253,847
Western Union Co. (The)	21,882	360,396
		$ 1,100,918,216
Leisure Products — 0.1%
Callaway Golf Co.(1)	1,165,163	$ 23,769,325
Hasbro, Inc.	8,235	674,282
Mattel, Inc.(1)	10,936	244,201
Polaris, Inc.	79,672	7,909,836
		$ 32,597,644
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(1)	527,021	$ 23,847,700
Agilent Technologies, Inc.	681,925	80,992,232
Avantor, Inc.(1)	120,000	3,732,000
Bio-Rad Laboratories, Inc., Class A(1)	52	25,740
Bio-Techne Corp.	5,825	2,019,178
Charles River Laboratories International, Inc.(1)	239	51,139
Danaher Corp.	211,006	53,494,241
Illumina, Inc.(1)	51,324	9,462,093
IQVIA Holdings, Inc.(1)	74,076	16,073,751
Mettler-Toledo International, Inc.(1)	1,000	1,148,770
NeoGenomics, Inc.(1)	197,625	1,610,644
PerkinElmer, Inc.	182,718	25,986,154
Thermo Fisher Scientific, Inc.	392,012	212,972,279
Waters Corp.(1)	730	241,615
West Pharmaceutical Services, Inc.	22,861	6,912,481
		$ 438,570,017
Machinery — 1.8%
Caterpillar, Inc.	411,939	$ 73,638,216
Cummins, Inc.	1,688	326,679
Daimler Truck Holding AG ADR(1)	18,000	234,180

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Deere & Co.	236,079	$ 70,698,578
Donaldson Co., Inc.	184,029	8,859,156
Dover Corp.	386,607	46,903,161
Fortive Corp.	33,376	1,814,987
Illinois Tool Works, Inc.	1,283,606	233,937,193
Ingersoll Rand, Inc.	171,795	7,229,133
Lincoln Electric Holdings, Inc.	53,660	6,619,498
Middleby Corp.(1)	2,000	250,720
Nordson Corp.	4,500	910,980
Otis Worldwide Corp.	438,014	30,954,449
PACCAR, Inc.	186,094	15,322,980
Parker-Hannifin Corp.	27,492	6,764,407
Pentair PLC	75	3,433
Snap-on, Inc.	29,674	5,846,668
Stanley Black & Decker, Inc.	288	30,200
Toro Co. (The)	14,128	1,070,761
Trinity Industries, Inc.	11,100	268,842
Westinghouse Air Brake Technologies Corp.	173,886	14,272,563
Xylem, Inc.	112,897	8,826,287
		$ 534,783,071
Media — 0.3%
Charter Communications, Inc., Class A(1)	5,478	$ 2,566,607
Comcast Corp., Class A	1,346,824	52,849,374
Fox Corp., Class A	50,412	1,621,250
Interpublic Group of Cos., Inc. (The)	976	26,869
Liberty Broadband Corp., Series A(1)	1	114
Liberty Broadband Corp., Series C(1)	1	116
Loyalty Ventures, Inc.(1)	274	978
News Corp., Class A	32,024	498,934
Omnicom Group, Inc.	16,403	1,043,395
Paramount Global, Class B	612,221	15,109,614
Sirius XM Holdings, Inc.	1	6
		$ 73,717,257
Metals & Mining — 0.2%
Alcoa Corp.	159	$ 7,247
Arconic Corp.(1)	1	28
BHP Group, Ltd. ADR	800	44,944
Cleveland-Cliffs, Inc.(1)	278,121	4,274,720
Freeport-McMoRan, Inc.	113,111	3,309,628
Glencore PLC	598,405	3,241,222
Newmont Corp.	103	6,146
Nucor Corp.	242,762	25,346,780
Steel Dynamics, Inc.	232,124	15,355,003
		$ 51,585,718
Security	Shares	Value
Multiline Retail — 0.1%
Dollar General Corp.	520	$ 127,629
Dollar Tree, Inc.(1)	147,240	22,947,354
Nordstrom, Inc.	3,192	67,447
Target Corp.	46,817	6,611,965
		$ 29,754,395
Multi-Utilities — 0.5%
Ameren Corp.	1,400	$ 126,504
Black Hills Corp.	783	56,979
Consolidated Edison, Inc.	524,468	49,876,907
Dominion Energy, Inc.	899,105	71,757,570
DTE Energy Co.	77,124	9,775,467
NiSource, Inc.	828	24,417
Public Service Enterprise Group, Inc.	6,921	437,961
Sempra Energy	66,407	9,978,980
WEC Energy Group, Inc.	15,006	1,510,204
		$ 143,544,989
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.(1)	1,341,986	$ 41,131,871
Cheniere Energy, Inc.	646,186	85,962,124
Chevron Corp.	1,062,473	153,824,841
ConocoPhillips	661,022	59,366,386
Devon Energy Corp.	52,390	2,887,213
Diamondback Energy, Inc.	126,319	15,303,547
DT Midstream, Inc.(1)	38,562	1,890,309
Enbridge, Inc.	4,983	210,582
EOG Resources, Inc.	1,121,814	123,893,138
EQT Corp.	172,074	5,919,346
Equitrans Midstream Corp.	144,379	918,250
Exxon Mobil Corp.	3,736,977	320,034,710
Hess Corp.	53,310	5,647,661
HF Sinclair Corp.	9,171	414,162
Kinder Morgan, Inc.	120,691	2,022,781
Magnolia Oil & Gas Corp., Class A	245,547	5,154,032
Marathon Oil Corp.	8,775	197,262
Marathon Petroleum Corp.	213,031	17,513,279
Murphy Oil Corp.	65,112	1,965,731
Occidental Petroleum Corp.	431,221	25,390,292
Phillips 66	202,729	16,621,751
Pioneer Natural Resources Co.	30,687	6,845,656
Range Resources Corp.(1)	664,831	16,454,567
Shell PLC	100	5,229
Southwestern Energy Co.(1)	399	2,494
Texas Pacific Land Corp.	6,565	9,768,851

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	18,109	$ 1,924,625
Williams Cos., Inc. (The)	30,025	937,080
		$ 922,207,770
Paper and Forest Products — 0.0%(2)
Sylvamo Corp.	3,229	$ 105,524
		$ 105,524
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	158,086	$ 40,259,762
Unilever PLC ADR	70,897	3,249,209
		$ 43,508,971
Pharmaceuticals — 6.0%
AstraZeneca PLC ADR	1,319,901	$ 87,205,859
Bausch Health Cos., Inc.(1)	4,389	36,692
Bristol-Myers Squibb Co.	2,588,350	199,302,950
Catalent, Inc.(1)	45,943	4,929,225
Eli Lilly & Co.	2,091,014	677,969,469
GSK PLC ADR	11,863	516,396
Johnson & Johnson	2,642,824	469,127,688
Mallinckrodt PLC(1)	6	149
Merck & Co., Inc.	1,723,689	157,148,726
Novartis AG ADR	145,139	12,268,600
Novo Nordisk A/S ADR	56,211	6,263,592
Organon & Co.	160,960	5,432,400
Pfizer, Inc.	2,339,439	122,656,787
Reata Pharmaceuticals, Inc., Class A(1)	4,694	142,651
Roche Holding AG ADR	38,814	1,618,932
Sanofi ADR	6,100	305,183
Takeda Pharmaceutical Co., Ltd. ADR	5,036	70,705
Teva Pharmaceutical Industries, Ltd. ADR(1)	5,106	38,397
Viatris, Inc.	141,733	1,483,945
Zoetis, Inc.	207,471	35,662,190
		$ 1,782,180,536
Professional Services — 0.3%
ASGN, Inc.(1)	284,823	$ 25,705,276
Booz Allen Hamilton Holding Corp., Class A	102,820	9,290,815
CACI International, Inc., Class A(1)	19,784	5,574,735
Equifax, Inc.	9,164	1,674,996
Jacobs Engineering Group, Inc.	85,615	10,884,235
Nielsen Holdings PLC	2,000	46,440
Thomson Reuters Corp.	181,943	18,960,280
Security	Shares	Value
Professional Services (continued)
TriNet Group, Inc.(1)	17,000	$ 1,319,540
Verisk Analytics, Inc.	109,365	18,929,988
		$ 92,386,305
Real Estate Management & Development — 0.0%(2)
Zillow Group, Inc., Class A(1)	10,638	$ 338,395
Zillow Group, Inc., Class C(1)	21,276	675,513
		$ 1,013,908
Road & Rail — 1.3%
Canadian National Railway Co.	124,084	$ 13,955,727
Canadian Pacific Railway, Ltd.	10,807	754,761
CSX Corp.	1,941,449	56,418,508
J.B. Hunt Transport Services, Inc.	17,448	2,747,537
Lyft, Inc., Class A(1)	160,326	2,129,129
Norfolk Southern Corp.	362,616	82,418,991
Norfolk Southern Corp.(4)	3,953	898,477
Uber Technologies, Inc.(1)	3,699,519	75,692,159
Union Pacific Corp.	670,968	143,104,055
XPO Logistics, Inc.(1)	67,458	3,248,777
		$ 381,368,121
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(1)	64,937	$ 4,965,732
Analog Devices, Inc.	495,935	72,451,144
Applied Materials, Inc.	295,200	26,857,296
ASML Holding NV - NY Shares	12,572	5,982,763
Broadcom, Inc.	119,304	57,959,076
Cirrus Logic, Inc.(1)	50,300	3,648,762
Enphase Energy, Inc.(1)	54,000	10,542,960
Intel Corp.	5,900,569	220,740,286
KLA Corp.	305	97,319
Lam Research Corp.	82,291	35,068,310
Marvell Technology, Inc.	95,691	4,165,429
Microchip Technology, Inc.	1,114,568	64,734,110
Micron Technology, Inc.	386,114	21,344,382
Micron Technology, Inc.(4)	11,829	653,727
Monolithic Power Systems, Inc.	4,000	1,536,160
NVIDIA Corp.	2,558,996	387,918,204
NXP Semiconductors NV	14,754	2,184,035
ON Semiconductor Corp.(1)	83,181	4,184,836
Qorvo, Inc.(1)	13,586	1,281,432
QUALCOMM, Inc.	3,015,406	385,187,963
Silicon Laboratories, Inc.(1)	67,435	9,455,736
Skyworks Solutions, Inc.	1,000	92,640

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	1,200	$ 107,460
Texas Instruments, Inc.	952,005	146,275,568
		$ 1,467,435,330
Software — 8.7%
Adobe, Inc.(1)	430,743	$ 157,677,783
ANSYS, Inc.(1)	154,179	36,893,493
Autodesk, Inc.(1)	33,712	5,797,115
Box, Inc., Class A(1)	106,049	2,666,072
Cadence Design Systems, Inc.(1)	643,346	96,521,200
CDK Global, Inc.	3	164
Cerence, Inc.(1)	783	19,755
Check Point Software Technologies, Ltd.(1)	142,091	17,303,842
Citrix Systems, Inc.	11,798	1,146,412
Coupa Software, Inc.(1)	54,504	3,112,178
Crowdstrike Holdings, Inc., Class A(1)	433,003	72,986,986
DocuSign, Inc.(1)	1,151,122	66,051,380
Dolby Laboratories, Inc., Class A	1,232	88,162
Dropbox, Inc., Class A(1)	3,191,403	66,987,549
Envestnet, Inc.(1)	87,353	4,609,618
Fortinet, Inc.(1)	148,420	8,397,604
Guidewire Software, Inc.(1)	66,045	4,688,535
Intuit, Inc.	127,623	49,191,009
Mandiant, Inc.(1)	331,973	7,243,651
Manhattan Associates, Inc.(1)	77,673	8,901,326
Microsoft Corp.	5,021,629	1,289,704,976
nCino, Inc.(1)	25,000	773,000
NCR Corp.(1)	190	5,911
NortonLifeLock, Inc.	121,379	2,665,483
Nutanix, Inc., Class A(1)	18,402	269,221
Olo, Inc., Class A(1)	64,200	633,654
Oracle Corp.	437,554	30,571,898
Palantir Technologies, Inc., Class A(1)	3,040,678	27,578,949
Palo Alto Networks, Inc.(1)	277,551	137,093,541
Paycom Software, Inc.(1)	552,844	154,862,661
RingCentral, Inc., Class A(1)	18,835	984,317
Roper Technologies, Inc.	36,542	14,421,300
Salesforce, Inc.(1)	340,302	56,163,442
SAP SE ADR	2,796	253,653
ServiceNow, Inc.(1)	222,854	105,971,534
Smartsheet, Inc., Class A(1)	227,811	7,160,100
Splunk, Inc.(1)	412,415	36,482,231
Synopsys, Inc.(1)	34,898	10,598,523
Teradata Corp.(1)	318	11,769
Tyler Technologies, Inc.(1)	232,333	77,246,076
VMware, Inc., Class A	9,304	1,060,470
Security	Shares	Value
Software (continued)
Workday, Inc., Class A(1)	241,399	$ 33,694,472
Zscaler, Inc.(1)	104,213	15,580,886
		$ 2,614,071,901
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	16,346	$ 2,829,329
AutoNation, Inc.(1)	18,044	2,016,597
AutoZone, Inc.(1)	2,520	5,415,782
Bath & Body Works, Inc.	413,399	11,128,701
Bed Bath & Beyond, Inc.(1)	15,000	74,550
Best Buy Co., Inc.	343,446	22,389,245
Burlington Stores, Inc.(1)	22,388	3,049,917
CarMax, Inc.(1)	34,010	3,077,225
Dick's Sporting Goods, Inc.	61,239	4,615,583
Five Below, Inc.(1)	71,000	8,053,530
Gap, Inc. (The)	75,000	618,000
Home Depot, Inc. (The)	141,043	38,683,864
Lithia Motors, Inc.	80	21,985
Lowe's Cos., Inc.	1,162,594	203,070,294
O'Reilly Automotive, Inc.(1)	250,731	158,401,816
Ross Stores, Inc.	590,159	41,446,867
Signet Jewelers, Ltd.	65,986	3,527,611
TJX Cos., Inc. (The)	1,702,486	95,083,843
Tractor Supply Co.	248,742	48,218,637
Ulta Beauty, Inc.(1)	96,964	37,377,683
Victoria's Secret & Co.(1)	88,445	2,473,807
Warby Parker, Inc., Class A(1)	4,087	46,020
		$ 691,620,886
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	14,529,886	$ 1,986,526,014
Dell Technologies, Inc., Class C	24,047	1,111,212
Hewlett Packard Enterprise Co.	392,470	5,204,152
Logitech International S.A.	2,406	125,256
NetApp, Inc.	78,200	5,101,768
Pure Storage, Inc., Class A(1)	1,300,000	33,423,000
Seagate Technology Holdings PLC	6,406	457,645
		$ 2,031,949,047
Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.(4)	19,096	$ 1,366,892
Crocs, Inc.(1)	300	14,601
Hanesbrands, Inc.	172,884	1,778,976
Kontoor Brands, Inc.	37,542	1,252,777
Levi Strauss & Co., Class A	226,005	3,688,402
Lululemon Athletica, Inc.(1)	7,878	2,147,622

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	2,917,766	$ 298,195,685
PVH Corp.	16	910
Skechers USA, Inc., Class A(1)	145,345	5,171,375
Skechers USA, Inc., Class A(1)(4)	50,000	1,779,000
Tapestry, Inc.	522	15,931
Under Armour, Inc., Class C(1)	500	3,790
VF Corp.	309,743	13,681,348
		$ 329,097,309
Thrifts & Mortgage Finance — 0.0%(2)
Essent Group, Ltd.	96,312	$ 3,746,537
		$ 3,746,537
Tobacco — 0.5%
Altria Group, Inc.	968,068	$ 40,436,200
British American Tobacco PLC ADR	3	129
Philip Morris International, Inc.	1,189,549	117,456,068
		$ 157,892,397
Trading Companies & Distributors — 0.4%
Fastenal Co.	2,056,875	$ 102,679,200
NOW, Inc.(1)	944	9,232
United Rentals, Inc.(1)	6,508	1,580,858
W.W. Grainger, Inc.	11,866	5,392,267
		$ 109,661,557
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	23,888	$ 3,553,818
Essential Utilities, Inc.	500	22,925
		$ 3,576,743
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Series L ADR	13,186	$ 269,390
Rogers Communications, Inc., Class B	750	35,925
T-Mobile US, Inc.(1)	168,477	22,666,895
Vodafone Group PLC ADR	5	78
		$ 22,972,288
Total Common Stocks (identified cost $17,654,279,550)		$29,738,073,013

Preferred Stocks — 0.0%(2)
Security	Shares	Value
Internet & Direct Marketing Retail — 0.0%(2)
Qurate Retail, Inc., Series A, 8.00%	2,994	$ 174,999
Total Preferred Stocks (identified cost $168,591)		$ 174,999

Warrants — 0.0%(2)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(2)
Occidental Petroleum Corp., Exp. 8/3/27(1)	2,853	$ 105,475
Total Warrants (identified cost $14,122)		$ 105,475

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(6)	157,294,146	$ 157,294,146
Total Short-Term Investments (identified cost $157,294,146)		$ 157,294,146
Total Investments — 99.9% (identified cost $17,811,756,409)		$29,895,647,633
Other Assets, Less Liabilities — 0.1%		$ 33,369,400
Net Assets — 100.0%		$29,929,017,033
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 7).
(4)	Restricted security (see Note 5).
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 5).
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
Abbreviations:
ADR	– American Depositary Receipt

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $17,590,203,868)	$ 29,615,538,492
Affiliated investments, at value (identified cost $221,552,541)	280,109,141
Cash	211,993
Dividends receivable	18,914,993
Dividends receivable from affiliated investment	125,266
Receivable for investments sold	24,732,933
Tax reclaims receivable	1,733,063
Total assets	$29,941,365,881
Liabilities
Payable to affiliates:
Investment adviser fee	$ 10,386,942
Trustees' fees	27,125
Accrued expenses	1,934,781
Total liabilities	$ 12,348,848
Net Assets applicable to investors' interest in Portfolio	$29,929,017,033

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $1,922,751)	$ 212,244,841
Dividend income from affiliated investments	2,932,990
Total investment income	$ 215,177,831
Expenses
Investment adviser fee	$ 68,447,805
Trustees’ fees and expenses	54,250
Custodian fee	2,042,092
Professional fees	381,322
Miscellaneous	307,474
Total expenses	$ 71,232,943
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 34,132
Total expense reductions	$ 34,132
Net expenses	$ 71,198,811
Net investment income	$ 143,979,020
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions(1)	$ 345,054,300
Investment transactions - affiliated investments(1)	27,726,071
Foreign currency transactions	(4,530)
Net realized gain	$ 372,775,841
Change in unrealized appreciation (depreciation):
Investments	$ (8,840,961,744)
Investments - affiliated investments	(68,452,847)
Foreign currency	(69,780)
Net change in unrealized appreciation (depreciation)	$(8,909,484,371)
Net realized and unrealized loss	$(8,536,708,530)
Net decrease in net assets from operations	$(8,392,729,510)
(1)	Aggregate amount includes $419,390,371 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 143,979,020	$ 225,467,932
Net realized gain	372,775,841	674,550,746
Net change in unrealized appreciation (depreciation)	(8,909,484,371)	6,254,806,403
Net increase (decrease) in net assets from operations	$ (8,392,729,510)	$ 7,154,825,081
Capital transactions:
Contributions	$ 1,812,992,374	$ 3,616,316,912
Withdrawals	(803,856,290)	(1,445,245,658)
Net increase in net assets from capital transactions	$ 1,009,136,084	$ 2,171,071,254
Net increase (decrease) in net assets	$ (7,383,593,426)	$ 9,325,896,335
Net Assets
At beginning of period	$ 37,312,610,459	$ 27,986,714,124
At end of period	$29,929,017,033	$37,312,610,459

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Financial Highlights

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017
Ratios (as a percentage of average daily net assets):
Expenses	0.43% (1)(2)	0.43%	0.44%	0.45%	0.46%	0.46%
Net investment income	0.87% (1)	0.69%	1.07%	1.28%	1.25%	1.33%
Portfolio Turnover(3)	1% (4)	1%	1%	1%	1%	0% (5)
Total Return	(22.22)% (4)	25.05%	23.42%	29.87%	(5.02)%	22.76%
Net assets, end of period (000’s omitted)	$29,929,017	$37,312,610	$27,986,714	$22,013,353	$16,016,046	$16,224,690
(1)	Annualized.
(2)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(3)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3%, 4%, 6%, 6%, 6% and 5% for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.
(4)	Not annualized.
(5)	Amount is less than 0.5%.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2022, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 3.7%, 6.1%, 3.3%, and 0.7% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 86.2% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon an annual rate of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.6250%
$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion but less than $30 billion	0.3800%
$30 billion but less than $35 billion	0.3700%
$35 billion but less than $45 billion	0.3650%
$45 billion and over	0.3600%
Pursuant to an amendment to the investment advisory agreement effective July 1, 2022, BMR contractually agreed to reduce its investment adviser fee rate of the average daily net asset of $30 billion and over to the rates as stated above. For the six months ended June 30, 2022, the Portfolio's investment adviser fee amounted to $68,447,805 or 0.41% (annualized) of the Portfolio's average daily net assets.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment

Tax-Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

adviser fee paid was reduced by $34,132 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $1,020,791,701 and $421,585,506, respectively, for the six months ended June 30, 2022. In addition, investors contributed securities with an aggregate market value of $1,224,015,574 and investments having an aggregate market value of $756,443,450 were distributed in payment for capital withdrawals during the six months ended June 30, 2022.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 4,992,543,422
Gross unrealized appreciation	$ 24,931,237,729
Gross unrealized depreciation	(28,133,518)
Net unrealized appreciation	$24,903,104,211
5  Restricted Securities
At June 30, 2022, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Eligible for Resale	Shares	Cost	Value
Common Stocks
American Tower Corp.	9/16/21	9/16/22	33,660	$ 10,000,268	$ 8,603,159
Columbia Sportswear Co.	9/16/21	9/16/22	19,096	1,935,474	1,366,892
Comfort Systems USA, Inc.	6/16/22	6/16/23	17,894	1,500,019	1,487,142
Inari Medical, Inc.	12/16/21	12/16/22	22,222	1,779,491	1,510,874
Micron Technology, Inc.	3/17/22	3/17/23	11,829	941,898	653,727
National Storage Affiliates Trust	3/17/22	3/17/23	170,000	10,315,540	8,509,772
Norfolk Southern Corp.	9/16/21	9/16/22	3,953	982,303	898,477
Ryan Specialty Holdings, Inc.	6/16/22	6/16/23	28,103	996,827	1,100,751
Skechers USA, Inc., Class A	9/16/21	9/16/22	50,000	2,269,138	1,779,000
Trimble, Inc.	9/16/21	9/16/22	183,372	16,843,461	10,677,753
Tyson Foods, Inc., Class A	3/17/22	3/17/23	22,540	1,965,349	1,939,501
Total Common Stocks				$49,529,768	$38,527,048
Total Restricted Securities				$49,529,768	$38,527,048

Tax-Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
7  Investments in Affiliated Issuers and Funds
At June 30, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $280,109,141, which represents 0.9% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Morgan Stanley	$208,377,288	$ —	$ (44,839,301)	$ 27,732,882	$ (68,455,874)	$ 122,814,995	$ 2,674,785	1,614,712
Short-Term Investments
Cash Reserves Fund	97,096,177	730,786,970	(827,879,363)	(6,811)	3,027	—	43,116	—
Liquidity Fund	—	279,679,251	(122,385,105)	—	—	157,294,146	215,089	157,294,146
Total				$27,726,071	$(68,452,847)	$280,109,141	$2,932,990
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 2,754,443,750	$ —	$ —	$ 2,754,443,750
Consumer Discretionary	3,294,792,319	—	581,757	3,295,374,076
Consumer Staples	2,343,668,883	132,643,827	—	2,476,312,710
Energy	978,207,125	—	—	978,207,125
Financials	3,933,474,386	11,515,950	—	3,944,990,336
Health Care	4,819,120,835	—	—	4,819,120,835
Industrials	2,544,898,775	1,487,142	—	2,546,385,917

Tax-Managed Growth Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Information Technology	$ 7,897,411,303	$ 653,727	$ —	$ 7,898,065,030
Materials	416,686,936	3,241,222	—	419,928,158
Real Estate	175,095,629	8,509,772	—	183,605,401
Utilities	421,639,675	—	—	421,639,675
Total Common Stocks	$29,579,439,616	$158,051,640**	$581,757	$29,738,073,013
Preferred Stocks	$ 174,999	$ —	$ —	$ 174,999
Warrants	105,475	—	—	105,475
Short-Term Investments	157,294,146	—	—	157,294,146
Total Investments	$29,737,014,236	$158,051,640	$581,757	$29,895,647,633
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Board of Trustees’ Contract Approval — continued

respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of each Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board considered the fact that, following discussions with the Contract Review Committee, the Adviser had undertaken to introduce new fee breakpoints at assets above $30 billion, such reduction to be effective July 1, 2022.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, including new breakpoints effective July 1, 2022, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2022
Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.0
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed Growth Portfolio
Edward J. Perkin President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Tax-Managed Growth Fund 1.0
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7696    6.30.22

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 22, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 22, 2022